Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 287,307	$ 283,156
Accumulated depreciation	(217,623)	(175,818)
Property, plant and equipment, net of accumulated depreciation	69,684	107,338
Motor Vehicle [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	204,587	205,680
Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	17,345	17,437
Computer equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	22,665	17,101
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 42,710	$ 42,938